Deferred Revenue - Schedule of Deferred Revenue (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Deferred Revenue [Abstract]
Payments received from clients in advance of performance obligations	$ 258,189		$ 296,304		$ 270,239
Beginning balance	296,304	$ 38,138	270,239	$ 34,531	248,809
Decrease in deferred revenue included in the beginning balance as a result of recognition of revenue during current period	(221,006)	(28,446)	(266,740)	(34,084)	(244,484)
Increase in deferred revenue as result of cash collected in current period in advance of satisfaction of performance obligations	182,891	23,540	292,805	37,415	265,914
Ending balance	$ 258,189	$ 33,232	$ 296,304	$ 38,138	$ 270,239